Document and Entity Information	12 Months Ended
Oct. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2011
Registrant Name	MUNDER SERIES TRUST
Central Index Key	0001214511
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	Jun. 01, 2012
Prospectus Date	Oct. 29, 2011